Pay vs Performance Disclosure	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2025	Oct. 27, 2025	Dec. 31, 2026	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compen-sation Table Total for Kurt Sievers ($)[1]	Compen- sation Actually Paid to Kurt Sievers ($)[1,2]	Summary Compen-sation Table Total for Rafael Sotomayor ($)[1]	Compen- sation Actually Paid to Rafael Sotomayor ($)[1,2]	Average Summary Compen- sation Table Total for Non-PEO NEOs ($)[1]	Average Compen- sation Actually Paid to Non-PEO NEOs ($)[1,2]	Value of initial fixed $100 investment based on:[3]		Net Income ($ in millions)	Revenue ($ in millions)	Non-GAAP Gross Margin[4]
							Company TSR ($)	Philadelphia Sox Index TSR ($)

2025	3,341,713	(8,561,293)	14,736,019	12,209,362	4,346,546	2,343,477	148.94	268.22	2,021	12,270	56.8%
2024	20,694,772	4,565,906	—	—	4,326,009	1,552,410	177.19	287.31	2,510	12,614	58.1%
2023	21,123,742	47,273,053	—	—	4,217,705	8,167,390	192.49	238.72	2,797	13,276	58.5%
2022	20,771,851	4,693,294	—	—	3,969,488	2,053,189	129.76	142.94	2,787	13,205	57.9%
2021	20,911,892	43,710,558	—	—	3,649,332	8,137,948	183.30	219.51	1,871	11,063	56.1%

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote				For fiscal year 2025 Kurt Sievers served as our PEO through October 27, 2025. Rafael Sotomayor was appointed as our PEO on October 28, 2025 and has served as our PEO since that date. The Non-PEO NEOs for whom the average compensation is presented in this table are: (i) for fiscal year 2021, Peter Kelly, William Betz, Andrew Micallef, Steven Owen and Jennifer Wuamett; and (ii) for fiscal years 2022, 2023, 2024 and 2025, William Betz, Christopher Jensen, Andrew Micallef and Jennifer Wuamett.
Peer Group Issuers, Footnote				The Peer Group Total Shareholder Return ("TSR") set forth in this table utilizes the Philadelphia Stock Exchange Semiconductor Index (“Philadelphia Sox Index”), which we also utilize in the stock performance graph in our Annual Report on Form 10-K. The comparison assumes $100 was invested for the period starting December 31, 2020 through the last trading day of the reporting year in the Company and in the Philadelphia Sox Index, respectively, assuming the reinvestment of any dividends. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S‑K and do not reflect compensation actually realized or received by a PEO or the other NEOs. Mr. Sievers is the only NEO who has participated in a pension during the reporting years. The amounts shown as Compensation Actually Paid reflect total compensation as set forth in the Summary Compensation Table ("SCT") for each year, adjusted as required. The following table details those adjustments for 2025.

Year		Summary Compen- sation Table Total ($)	Grant Date Fair Value of Equity Awards Granted During Applicable Year from SCT ($) ( — )	Year-End Fair Value of Equity Awards Granted During Applicable Year ($) ( + )	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End ($) ( + )	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($) ( + )	Change in Pension Value for the Applicable Year from SCT ($) ( — )	Pension Service Costs Attributable to the Applicable Year ($) ( + )	Compensation Actually Paid ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2025	Kurt Sievers (PEO)	3,341,713	—	—	(10,304,602)	(592,180)	1,006,223	—	(8,561,293)
2025	Rafael Sotomayor (PEO)	14,736,019	13,383,486	13,025,275	(2,080,728)	(87,718)	—	—	12,209,362
2025	Average Non-PEO NEO	4,346,546	3,560,101	3,558,308	(1,907,979)	(93,297)	—	—	2,343,477
For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. Equity values are calculated in accordance with FASB ASC Topic 718. PSU awards outstanding as of December 31 of the reporting year have been valued using a Monte Carlo simulation. RSU awards outstanding as of December 31 of the reporting year have been valued using the value date closing stock price discounted for future dividend payments. The fair values as of the vesting date are calculated using the closing share price on the day prior to the vesting date. No dividends or dividend equivalents are paid or earned on unvested equity awards and no equity awards were granted and vested in the same year.

Non-PEO NEO Average Total Compensation Amount				$ 4,346,546	$ 4,326,009	$ 4,217,705	$ 3,969,488	$ 3,649,332
Non-PEO NEO Average Compensation Actually Paid Amount				$ 2,343,477	1,552,410	8,167,390	2,053,189	8,137,948
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S‑K and do not reflect compensation actually realized or received by a PEO or the other NEOs. Mr. Sievers is the only NEO who has participated in a pension during the reporting years. The amounts shown as Compensation Actually Paid reflect total compensation as set forth in the Summary Compensation Table ("SCT") for each year, adjusted as required. The following table details those adjustments for 2025.

Year		Summary Compen- sation Table Total ($)	Grant Date Fair Value of Equity Awards Granted During Applicable Year from SCT ($) ( — )	Year-End Fair Value of Equity Awards Granted During Applicable Year ($) ( + )	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End ($) ( + )	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($) ( + )	Change in Pension Value for the Applicable Year from SCT ($) ( — )	Pension Service Costs Attributable to the Applicable Year ($) ( + )	Compensation Actually Paid ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2025	Kurt Sievers (PEO)	3,341,713	—	—	(10,304,602)	(592,180)	1,006,223	—	(8,561,293)
2025	Rafael Sotomayor (PEO)	14,736,019	13,383,486	13,025,275	(2,080,728)	(87,718)	—	—	12,209,362
2025	Average Non-PEO NEO	4,346,546	3,560,101	3,558,308	(1,907,979)	(93,297)	—	—	2,343,477
For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. Equity values are calculated in accordance with FASB ASC Topic 718. PSU awards outstanding as of December 31 of the reporting year have been valued using a Monte Carlo simulation. RSU awards outstanding as of December 31 of the reporting year have been valued using the value date closing stock price discounted for future dividend payments. The fair values as of the vesting date are calculated using the closing share price on the day prior to the vesting date. No dividends or dividend equivalents are paid or earned on unvested equity awards and no equity awards were granted and vested in the same year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure				Kurt Sievers’ Compensation Actually Paid (CAP) for 2025 is negative and, as a result, is not reflected in the 2025 columns of the “Compensation Actually Paid” tables above.
Total Shareholder Return Vs Peer Group
Tabular List, Table

Three-Year Relative Total Shareholder Return*
Revenue
Non-GAAP Gross Margin
Sustainability Goals Used in the Annual Incentive Plan Non-Financial Scorecard

Total Shareholder Return Amount				$ 148.94	177.19	192.49	129.76	183.30
Peer Group Total Shareholder Return Amount				268.22	287.31	238.72	142.94	219.51
Net Income (Loss)				$ 2,021,000,000	$ 2,510,000,000	$ 2,797,000,000	$ 2,787,000,000	$ 1,871,000,000
Company Selected Measure Amount				12,270,000,000	12,614,000,000	13,276,000,000	13,205,000,000	11,063,000,000
Additional 402(v) Disclosure
*The SEC has provided guidance that multi-year performance measures cannot be used as the Company's selected measure included in the table; however because it is an important part of our compensation program we have listed it here.

In accordance with Item 402(v) of Regulation S-K, which was adopted by the Securities and Exchange Commission in 2022 pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation versus Company performance for the fiscal years listed below. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs.
Relationship Between Performance Measures and Compensation Actually Paid
Below are graphic representations that help illustrate the relationship between 'compensation actually paid' ("CAP") and the financial measures in the table above as well as the relationship of NXP’s TSR and the TSR of the Philadelphia SOX Index as well as the S&P 500 Index as a supplemental measure. CAP, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. Because our NEO compensation is heavily weighted on equity, specifically performance-based equity, the largest determinants of CAP are year over year changes in NXP’s stock price, realized achievement on PSUs awards that vested during the reporting year and projected PSU realizations on the unvested PSU awards in the form of Monte Carlo valuations.

Measure:: 1
Pay vs Performance Disclosure
Name			Three-Year Relative Total Shareholder Return*
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure				Kurt Sievers’ Compensation Actually Paid (CAP) for 2025 is negative and, as a result, is not reflected in the 2025 columns of the “Compensation Actually Paid” tables above.
Other Performance Measure, Amount				0.568	0.581	0.585	0.579	0.561
Name			Non-GAAP Gross Margin
Non-GAAP Measure Description				Non-GAAP Gross Margin is a non-GAAP financial measure. We calculate Non-GAAP Gross Margin by adjusting Gross Margin to exclude the effects of purchase price accounting, restructuring, stock-based compensation, merger-related costs, and other incidentals. These measures should not be considered as a substitute for, or superior to, the measures of financial performance prepared in accordance with GAAP. Appendix A to this Proxy Statement quantifies and reconciles this measure to the comparable US GAAP financial measure.
Measure:: 4
Pay vs Performance Disclosure
Name			Sustainability Goals Used in the Annual Incentive Plan Non-Financial Scorecard
Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0
Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,560,101
Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,558,308
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,907,979)
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(93,297)
Kurt Sievers [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				3,341,713	$ 20,694,772	$ 21,123,742	$ 20,771,851	$ 20,911,892
PEO Actually Paid Compensation Amount				(8,561,293)	$ 4,565,906	$ 47,273,053	$ 4,693,294	$ 43,710,558
PEO Name		Kurt Sievers			Kurt Sievers	Kurt Sievers	Kurt Sievers	Kurt Sievers
Kurt Sievers [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,006,223
Kurt Sievers [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Kurt Sievers [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Kurt Sievers [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Kurt Sievers [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(10,304,602)
Kurt Sievers [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(592,180)
Rafale Sotomayor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				14,736,019	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount				12,209,362	$ 0	$ 0	$ 0	$ 0
PEO Name	Rafael Sotomayor
Rafale Sotomayor [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Rafale Sotomayor [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Rafale Sotomayor [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				13,383,486
Rafale Sotomayor [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				13,025,275
Rafale Sotomayor [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,080,728)
Rafale Sotomayor [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (87,718)